Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in deferred charges, net
Balance at the beginning of the period	$ 8,199
Balance at the end of the period	8,962	$ 8,199
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	8,199	4,751	$ 6,255
Additions	7,511	8,976	2,341
Amortization	(6,748)	(5,528)	(3,845)
Balance at the end of the period	$ 8,962	$ 8,199	$ 4,751
Period of amortization for deferred costs	2 years 6 months